Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 121	$ 83
Short-term investments and deposits	92	90
Trade receivables	990	932
Inventories	1,290	1,226
Assets held for sale	0	169
Other receivables	295	225
Total current assets	2,788	2,725
Non-current assets
Investments in equity-accounted investees	30	29
Investments at fair value through other comprehensive income	145	212
Deferred tax assets	122	132
Property, plant and equipment	4,663	4,521
Intangible assets	671	722
Other non-current assets	357	373
Total non-current assets	5,988	5,989
Total assets	8,776	8,714
Current liabilities
Short-term credit	610	822
Trade payables	715	790
Provisions	37	78
Liabilities held for sale	0	43
Other current liabilities	647	595
Total current liabilities	2,009	2,328
Non-current liabilities
Long-term debt and debentures	1,815	2,388
Deferred tax liabilities	297	228
Long-term employee liabilities	501	640
Provisions	229	193
Other non-current liabilities	10	7
Total non-current liabilities	2,852	3,456
Total liabilities	4,861	5,784
Equity
Total shareholders equity	3,781	2,859
Non-controlling interests	134	71
Total equity	3,915	2,930
Total liabilities and equity	$ 8,776	$ 8,714